DEFERRED TAXATION (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 395	$ 300	[1]	$ 313	[1]
Deferred tax assets	50	23	[1]	7	[1]
Net deferred taxation liability	345	277		306
Unrecognised taxable temporary differences pertaining to undistributed earnings	1,334	1,393		1,800
Increase (decrease) due to corrections of prior period errors
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	630	536		442
Tangible assets (owned) | Increase (decrease) due to corrections of prior period errors
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		106
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	45	52		53
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	26	19		13
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	207	187		141
Provisions | Increase (decrease) due to corrections of prior period errors
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		56
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	50	57		56
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	110	91		23
Tax losses | Increase (decrease) due to corrections of prior period errors
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	25	14		22
Deferred tax assets	14	9		4
Other | Increase (decrease) due to corrections of prior period errors
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	726	621		530
Deferred tax assets	$ 381	$ 344		$ 224

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.